Derivative Financial Instruments and Risk Management Policies - Breakdown of Financial Results (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Total	€ 41,315	€ 40,652	€ 39,993
Financial expenses on lease liabilities (see Note 20)	(504)	(445)
Subtotal	(2,998)	(3,014)	(3,030)
Derivative instruments
Disclosure of financial assets [line items]
Interest income	486	516	384
Dividends received	39	29	25
Other financial income	326	349	894
Total	851	894	1,303
Changes in fair value of asset derivatives at fair value through profit or loss	145	114	377
Changes in fair value of liability derivatives at fair value through profit or loss	(88)	(42)	(861)
Changes in the fair value of debt instruments and other assets at fair value to profit or loss	4	4	8
Transfer from equity of results of cash flow hedges - future cash flows that are no longer expected to happen	0	0	(2)
(Loss)/Gain on fair value hedges	(226)	246	(1,818)
Gain/(loss) on adjustment to items hedged by fair value hedges	224	(292)	1,763
Subtotal	59	30	(533)
Interest expenses	(1,796)	(1,606)	(1,548)
Financial expenses on lease liabilities (see Note 20)	(512)	(435)	(393)
Ineffective portion of cash flow hedges	(2)	(12)	(15)
Accretion of provisions and other liabilities	(389)	(489)	276
Other financial expenses	(229)	(297)	(317)
Subtotal	(2,928)	(2,839)	(1,997)
Net finance costs excluding foreign exchange differences and inflation adjustments	€ (2,018)	€ (1,915)	€ (1,227)